INTANGIBLE ASSETS - Cash Generating Units (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of information for cash-generating units [line items]
Total	$ 14,692	$ 15,765
North American residential infrastructure operation
Disclosure of information for cash-generating units [line items]
Total	2,852	2,985
Brazilian regulated gas transmission operation
Disclosure of information for cash-generating units [line items]
Total	2,661	2,510
Canadian diversified midstream operation
Disclosure of information for cash-generating units [line items]
Total	1,485	1,624
North American rail operations
Disclosure of information for cash-generating units [line items]
Total	1,320	1,381
Brazilian electricity transmission operation
Disclosure of information for cash-generating units [line items]
Total	1,273	1,152
European residential infrastructure business
Disclosure of information for cash-generating units [line items]
Total	1,250	1,295
Indian telecom tower operation
Disclosure of information for cash-generating units [line items]
Total	1,023	1,103
U.S. bulk fiber network
Disclosure of information for cash-generating units [line items]
Total	717	1,516
Global intermodal logistics operation
Disclosure of information for cash-generating units [line items]
Total	560	570
U.K. wireless infrastructure operation
Disclosure of information for cash-generating units [line items]
Total	560	585
North American retail colocation data center operation
Disclosure of information for cash-generating units [line items]
Total	411	454
Other
Disclosure of information for cash-generating units [line items]
Total	$ 580	$ 590